Provisions - Distribution by Segment of Restructuring Costs (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Restructuring costs	€ 1,663	€ 71
Telefónica Spain | Operating segments
Disclosure of operating segments [line items]
Restructuring costs	1,382	(2)
Telefónica Germany | Operating segments
Disclosure of operating segments [line items]
Restructuring costs	22	37
Telefónica Hispam | Operating segments
Disclosure of operating segments [line items]
Restructuring costs	174	17
Other companies | Operating segments
Disclosure of operating segments [line items]
Restructuring costs	€ 85	€ 19